Intangible assets and goodwill (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Goodwill	$ 34,726	$ 34,866	$ 37,972
Additional recognition	0	0
Impairment losses	(140)	(3,254)
Transferred to available for sale	34,726	0
SQM Industrial S.A. [Member]
Statement [Line Items]
Goodwill	3,214	3,214	3,214
Additional recognition	0	0
Impairment losses	(3,214)	0
Transferred to available for sale	0	0
SQM S.A [Member]
Statement [Line Items]
Goodwill	22,255	22,255	22,255
Additional recognition	0	0
Impairment losses	0	0
Transferred to available for sale	0	0
SQM Iberian S.A. [Member]
Statement [Line Items]
Goodwill	148	148	0
Additional recognition	0	0
Impairment losses	0	0
Transferred to available for sale	0	0
SQM Investment Corporation N.V. [Member]
Statement [Line Items]
Goodwill	86	86	86
Additional recognition	0	0
Impairment losses	0	0
Transferred to available for sale	0	0
Soquimich Comercial S.A. [Member]
Statement [Line Items]
Goodwill	140	280	320
Additional recognition	0	0
Impairment losses	(180)	0
Transferred to available for sale	140	0
Soquimich European Holding B.V. [Member]
Statement [Line Items]
Goodwill	11,373	11,373	11,373
Additional recognition	0	0
Impairment losses	0	0
Transferred to available for sale	11,373	0
SQM Potasio S.A. [Member]
Statement [Line Items]
Goodwill	724	724	$ 724
Additional recognition	0	0
Impairment losses	0	0
Transferred to available for sale	$ 0	$ 0